Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other receivables
Schedule of trade and other receivables

	March 31,
	2017	2018
Trade receivables (net of allowance)	1,928,346	3,937,580
Receivable from other related parties (refer to note 42)	19,433	56,979
Refund and other receivable (net of allowance)	22,596	14,312

Total	1,970,375	4,008,871

Schedule of changes in allowance for doubtful accounts

	March 31,
	2017	2018
Balance at the beginning of the year	113,949	121,839
Provisions accrued during the year	80,193	119,388
Amount written off during the year	(72,083)	(52,229)
Effect of movement in exchange rate	(220)	1,267

Balance at the end of the year	121,839	190,265